CONDENSED PARENT ONLY FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEET

	As of
	December 31,
	2023	2022
Assets
Investment in subsidiaries(1)	$5,653,553	$4,866,845
Total Assets(1)	5,653,553	4,866,845

Liabilities and Shareholders’ Equity
Shareholders’ equity:
Common stock (par value of $0.001 per share, 50,000,000 authorized, 6,400,000 shares issued and outstanding, as of December 31, 2023 and 2022, respectively) (2)	6,400	6,400
Subscription receivable	-	-)
Additional paid-in capital(1) (2)	3,013,333	3,013,333
Retained earnings(2)	2,490,044	1,619,682
Accumulated other comprehensive income	(377,790)	(194,900
Statutory reserve	521,566	422,330
Equity attributable to LOBO EV Technologies LTD’s shareholders(1)	$5,653,553	$4,866,845
Total shareholders’ equity(1)	5,653,553	4,866,845
Total Liabilities and Shareholders’ Equity(1)	5,653,553	4,866,845

(1)	Reflects retrospectively the additional Reorganization consideration of $1,437,646. Refer to Note 1, “Organization and Principal Activities.”
(2)	Reflects retrospectively the stock dividend of 700,000 shares of ordinary shares issued on September 1, 2023. Refer to Note 1, “Organization and Principal Activities.”

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION

For the year ended December 31,
	2023	2022
Revenues	$-	$-
Cost of revenues	-	-
Gross Profit	-	-

Operating expenses
Selling and marketing expenses	-	-
General and administrative expenses	-	-
Research and development expenses	-	-
Total operating expenses	-	-

Operating income	-	-

Other expenses (income)
Interest expense (income)	-	-
Other (income) expense	-	-
Total other expenses, net	-	-
Income before income tax expense	-	-
Income tax expense	-	-
Equity income of subsidiaries	969,598	1,072,433
Net Income	$969,598	$1,072,433

Other comprehensive income (loss):
Foreign currency translation adjustments	182,890	348,963
Total comprehensive income	$1,152,488	$1,421,396

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS

	For the year ended December 31,
	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$969,598	$1,072,433
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Equity income of subsidiaries	(969,598)	(1,072,433)
Net cash provided by (used in) operating activities	-	-

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	-	-

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	-
CASH AND CASH EQUIVALENTS, beginning of period	-	-
CASH AND CASH EQUIVALENTS, end of period	$-	$-